Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts payable and accrued liabilities - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of Accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 148,761	$ 51,774
Rent payables
Student refundable deposits	2,096,073	1,151,473
Accrued commission expenses	233,528	152,821
Salary payables		225,910
Other payables	482,553	394,690
Total	$ 2,960,915	$ 1,976,668